Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Feb. 19, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	IBKC
Entity Registrant Name	IBERIABANK CORP
Entity Central Index Key	0000933141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		41,260,334
Entity Public Float			$ 2.7